INSTRUMENTS AND CREDIT RISK CONCENTRATIONS (Tables)	12 Months Ended
Jul. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of fair value of financial instruments
	July 31, 2024		July 31, 2023
	Carrying Value	Fair Value	Carrying Value	Fair Value
Cash and cash equivalents	$1,243,977	$1,243,977	$1,215,921	$1,215,921
Restricted cash	$1,041,624	$1,041,624	$1,001,814	$1,001,814
Marketable securities	$—	$—	$2,300,441	$2,300,441
Security deposit payable	$1,077,964	$1,077,964	$1,005,925	$1,005,925
Mortgages payable	$3,890,765	$3,212,060	$5,198,836	$4,558,652